Annual Total Returns[BarChart] - INVESCO HIGH YIELD MUNICIPAL FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.30%	13.92%	(5.56%)	16.55%	6.26%	1.35%	9.07%	1.42%	9.70%	3.24%